Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 1.6%
L3 Harris Technologies, Inc.	99,296	$ 21,868,951

Airlines - 1.0%
Ryanair Holdings PLC, ADR (A)	122,080	13,436,125

Auto Components - 0.5%
Visteon Corp. (A)	74,389	7,021,578

Banks - 1.1%
SVB Financial Group (A)	23,388	15,129,229

Biotechnology - 2.6%
Abcam PLC, ADR (A)	177,700	3,601,979
Ascendis Pharma A/S, ADR (A)	42,681	6,802,925
BioMarin Pharmaceutical, Inc. (A)	105,463	8,151,235
Emergent BioSolutions, Inc. (A)	29,299	1,467,001
Neurocrine Biosciences, Inc. (A)	96,210	9,227,501
Sarepta Therapeutics, Inc. (A)	67,023	6,198,287

		35,448,928

Capital Markets - 5.3%
Cboe Global Markets, Inc.	80,985	10,030,802
Charles Schwab Corp.	111,050	8,088,882
LPL Financial Holdings, Inc.	301,433	47,252,637
MSCI, Inc.	13,777	8,381,100

		73,753,421

Commercial Services & Supplies - 2.2%
Cimpress PLC (A)	113,555	9,859,980
Ritchie Bros Auctioneers, Inc.	341,548	21,059,850

		30,919,830

Containers & Packaging - 0.8%
Sealed Air Corp.	210,380	11,526,720

Diversified Consumer Services - 1.5%
Coursera, Inc. (A)	38,011	1,203,048
frontdoor, Inc. (A)	208,660	8,742,854
Terminix Global Holdings, Inc. (A)	245,410	10,226,235

		20,172,137

Electric Utilities - 1.4%
Alliant Energy Corp.	347,089	19,430,042

Electrical Equipment - 2.1%
Sensata Technologies Holding PLC (A)	538,387	29,460,537

Electronic Equipment, Instruments & Components - 6.2%
Flex Ltd. (A)	972,080	17,186,374
National Instruments Corp.	391,568	15,361,213
TE Connectivity Ltd.	237,944	32,650,676
Teledyne Technologies, Inc. (A)	48,133	20,676,974

		85,875,237

Entertainment - 1.1%
Liberty Media Corp. - Liberty Formula One, Class C (A)	301,673	15,509,009

Equity Real Estate Investment Trusts - 1.7%
Lamar Advertising Co., Class A	207,070	23,492,092

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 8.0%
Boston Scientific Corp. (A)	754,882	$ 32,754,330
Cooper Cos., Inc.	69,230	28,613,451
DENTSPLY SIRONA, Inc.	218,582	12,688,685
ICU Medical, Inc. (A)	63,672	14,859,772
STERIS PLC	60,387	12,335,856
Teleflex, Inc.	27,512	10,359,644

		111,611,738

Hotels, Restaurants & Leisure - 1.7%
Aramark	322,867	10,609,409
Entain PLC (A)	445,843	12,733,993

		23,343,402

Insurance - 6.2%
Aon PLC, Class A	78,248	22,360,931
Intact Financial Corp.	214,788	28,400,990
Oscar Health, Inc., Class A (A)	93,456	1,625,200
Ryan Specialty Group Holdings, Inc., Class A (A)	297,170	10,065,148
W.R. Berkley Corp.	329,031	24,078,489

		86,530,758

Internet & Direct Marketing Retail - 1.1%
Wayfair, Inc., Class A (A) (B)	61,326	15,669,406

IT Services - 11.6%
Amdocs Ltd.	313,714	23,751,287
Broadridge Financial Solutions, Inc.	191,609	31,929,724
Edenred	83,339	4,486,340
Fidelity National Information Services, Inc.	172,103	20,941,493
Global Payments, Inc.	115,683	18,229,327
GoDaddy, Inc., Class A (A)	334,536	23,317,159
WEX, Inc. (A)	156,479	27,562,211
Wix.com Ltd. (A)	59,208	11,602,992

		161,820,533

Life Sciences Tools & Services - 3.8%
ICON PLC (A)	52,296	13,702,598
Illumina, Inc. (A)	25,091	10,177,161
PerkinElmer, Inc.	73,281	12,698,864
Waters Corp. (A)	43,751	15,632,232

		52,210,855

Machinery - 3.2%
Ingersoll Rand, Inc. (A)	345,930	17,438,331
Rexnord Corp.	276,904	17,802,158
Westinghouse Air Brake Technologies Corp.	113,819	9,812,336

		45,052,825

Personal Products - 0.1%
Olaplex Holdings, Inc.	71,760	1,758,120

Pharmaceuticals - 2.5%
Catalent, Inc. (A)	176,236	23,451,725
Elanco Animal Health, Inc. (A)	355,433	11,334,758

		34,786,483

Professional Services - 0.8%
Verisk Analytics, Inc.	53,785	10,771,522

Real Estate Management & Development - 0.6%
Redfin Corp. (A) (B)	161,191	8,075,669

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 2.2%
JB Hunt Transport Services, Inc.	185,730	$ 31,057,771

Semiconductors & Semiconductor Equipment - 8.1%
KLA Corp.	100,363	33,572,427
Lam Research Corp.	28,084	15,984,009
Microchip Technology, Inc.	137,767	21,145,857
NXP Semiconductors NV	54,848	10,743,078
ON Semiconductor Corp. (A)	695,616	31,838,344

		113,283,715

Software - 12.7%
Atlassian Corp. PLC, Class A (A)	31,503	12,330,904
Ceridian HCM Holding, Inc. (A)	223,904	25,216,068
Constellation Software, Inc.	21,380	35,025,997
Dolby Laboratories, Inc., Class A	98,609	8,677,592
Dynatrace, Inc. (A)	173,563	12,317,766
j2 Global, Inc. (A)	57,003	7,787,750
Nice Ltd., ADR (A) (B)	130,751	37,138,514
SS&C Technologies Holdings, Inc.	489,853	33,995,798
Topicus.com, Inc. (A)	39,413	4,138,272

		176,628,661

Specialty Retail - 3.0%
Burlington Stores, Inc. (A)	35,695	10,122,031
CarMax, Inc. (A)	211,404	27,051,256
Vroom, Inc. (A) (B)	202,260	4,463,878

		41,637,165

Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	513,911	18,762,891
On Holding AG, Class A (A)	1,996	60,139

		18,823,030

Trading Companies & Distributors - 1.1%
Ferguson PLC	114,809	15,937,997

Total Common Stocks (Cost $954,457,564)		1,352,043,486

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	4,683,367	4,683,367

Total Other Investment Company (Cost $4,683,367)		4,683,367

Principal	Value
REPURCHASE AGREEMENT - 3.0%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $42,218,504 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $43,062,966.

$ 42,218,504	$ 42,218,504

Total Repurchase Agreement (Cost $42,218,504)	42,218,504

Total Investments (Cost $1,001,359,435)	1,398,945,357
Net Other Assets (Liabilities) - (0.5)%	(6,348,319)

Net Assets - 100.0%	$ 1,392,597,038

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,318,885,156	$33,158,330	$—	$1,352,043,486
Other Investment Company	4,683,367	—	—	4,683,367
Repurchase Agreement	—	42,218,504	—	42,218,504

Total Investments	$1,323,568,523	$75,376,834	$—	$1,398,945,357

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $64,627,576, collateralized by cash collateral of $4,683,367 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $61,319,703. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4